Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PGIM ETF Trust
Entity Central Index Key	0001727074
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
PGIM Jennison Focused Growth ETF
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth ETF
Class Name	PGIM Jennison Focused Growth ETF
Trading Symbol	PJFG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Jennison Focused Growth ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth ETF	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally advanced but experienced bouts of volatility. Despite sticky inflation, changing expectations for U.S. Federal Reserve policy, concerns about artificial intelligence (AI) capital spending, and geopolitical uncertainty, the advance was driven by a broadening of market leadership beyond mega-cap technology stocks that was supported by resilient earnings.
■
Strong stock selection within the information technology sector, particularly in semiconductor and software companies, was the primary driver of the Fund’s performance relative to its benchmark, the Russell 1000 Growth Index (the “Index”). Positioning within consumer discretionary also added value.
■
Conversely, the largest detractor from relative performance during the period was movies & entertainment positions within the communication services sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	11.36%	25.93% (12/12/2022)
S&P 500 Index*	20.38%	20.05%
Russell 1000 Growth Index	10.82%	22.91%

*The Fund compares its perf
orm
ance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Dec. 12, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/etf-fund-documents or call (888) 247-8090 or (973) 802-2093 from outside the U.S. for more recent performance data.
Net Assets	$ 140,285,245
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 1,029,170
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 140,285,245
Number of fund holdings	38
Total advisory fees paid for the year	$ 1,029,170
Portfolio turnover rate for the year	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.3%
Software	12.4%
Interactive Media & Services	12.4%
Technology Hardware, Storage & Peripherals	9.1%
Broadline Retail	5.8%
Aerospace & Defense	5.1%
Entertainment	4.6%
Pharmaceuticals	4.5%
IT Services	4.1%
Financial Services	3.9%
Automobiles	2.6%
Consumer Staples Distribution & Retail	2.1%
Electrical Equipment	1.9%
Industry Classification	% of Net Assets
Biotechnology	1.6%
Electronic Equipment, Instruments & Components	1.2%
Health Care Equipment & Supplies	1.1%
Diversified Telecommunication Services	0.8%
Electric Utilities	0.8%
Affiliated Mutual Fund - Short-Term Investment	0.7%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/etf-fund-documents
PGIM Jennison Focused International Equity ETF
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused International Equity ETF
Class Name	PGIM Jennison Focused International Equity ETF
Trading Symbol	PJIO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Jennison Focused International Equity ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused International Equity ETF	$87	0.86%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities, as represented by the Fund’s benchmark, the MSCI ACWI ex USA Index (the “Index”), saw strong gains and outperformed U.S. equities, as represented by the S&P 500 Index, during the reporting period. Resilient corporate earnings and substantial artificial intelligence (AI)-related investment supported performance, particularly among Asian semiconductor and technology companies, while investors grew more selective about companies demonstrating sustainable earnings and cash-flow benefits from AI spending.
■
The Fund’s best-performing positions relative to the Index were concentrated in Asian technology, particularly semiconductors. Biotechnology, within healthcare, also bolstered relative results, as did an underweight to consumer staples.
■
Retail and luxury goods were notable areas of relative weakness in consumer discretionary, while aerospace & defense holdings drove underperformance in industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	2.27%	9.14% (12/14/2023)
MSCI ACWI ex USA Index (ND)	27.35%	21.72%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Dec. 14, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2026
Updated Performance Information Location [Text Block]	Visit pgim.com/etf-fund-documents or call (888) 247-8090 or (973) 802-2093 from outside the U.S. for more recent performance data.
Net Assets	$ 60,006,882
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 249,543
Investment Company, Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 60,006,882
Number of fund holdings	27
Total advisory fees paid for the year	$ 249,543
Portfolio turnover rate for the year	130%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	24.4%
Aerospace & Defense	18.3%
Electrical Equipment	14.2%
Textiles, Apparel & Luxury Goods	6.5%
Biotechnology	4.8%
Pharmaceuticals	4.6%
Technology Hardware, Storage & Peripherals	4.4%
Specialty Retail	3.9%
Electronic Equipment, Instruments & Components	3.7%
Personal Care Products	3.0%
Industry Classification	% of Net Assets
Entertainment	2.9%
IT Services	2.8%
Affiliated Mutual Fund - Short-Term Investment	2.7%
Hotels, Restaurants & Leisure	2.6%
Software	2.4%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The Board of Trustees of PGIM ETF Trust approved the following changes effective August 1, 2026: (i) changing the name of the Fund from PGIM Jennison International Opportunities ETF to PGIM Jennison Focused International Equity ETF; (ii) certain revisions to the principal investment strategy of the Fund; and (iii) a reduction in the existing contractual management fee payable by the Fund to PGIM Investments LLC, the Fund’s investment adviser, from 0.90% to 0.54% of the Fund’s daily average net assets. As part of the modifications to the Fund’s principal investment strategy, the Fund will invest a substantial portion of its assets in a smaller number of issuers. As a result, the Fund's principal risk disclosure was revised to include Concentration Risk as a principal risk of the Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2026 at pgim.com/investments/etfs/prospectuses-fact-sheets or by request at (800) 225-1852.

Summary of Change Legend [Text Block]	The Board of Trustees of PGIM ETF Trust approved the following changes effective August 1, 2026: (i) changing the name of the Fund from PGIM Jennison International Opportunities ETF to PGIM Jennison Focused International Equity ETF; (ii) certain revisions to the principal investment strategy of the Fund; and (iii) a reduction in the existing contractual management fee payable by the Fund to PGIM Investments LLC, the Fund’s investment adviser, from 0.90% to 0.54% of the Fund’s daily average net assets.
Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM Jennison Focused Mid-Cap ETF
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Mid-Cap ETF
Class Name	PGIM Jennison Focused Mid-Cap ETF
Trading Symbol	PJFM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Jennison Focused Mid-Cap ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Mid-Cap ETF	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally advanced but experienced bouts of volatility. Despite sticky inflation, changing expectations for U.S. Federal Reserve policy, concerns about artificial intelligence (AI) capital spending, and geopolitical uncertainty, the advance was driven by a broadening of market leadership beyond mega-cap technology stocks that was supported by resilient earnings. For the whole period, mid-cap stocks, as represented by the Russell Midcap Index (the “Index”), generated solid gains but slightly trailed the broad market, as represented by the S&P 500 Index.
■
The Fund benefited most from strong stock selection in industrials, materials, and consumer discretionary. Within these areas, holdings in trading companies & distributors, metals & mining, containers & packaging, chemicals, and apparel contributed positively to performance relative to the Index.
■
The most significant detractors from relative performance included stock selection in information technology, financials, communication services, and energy. Within these areas, holdings in software, insurance, and interactive media underperformed the Index by the greatest margin.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	9.32%	11.33% (12/14/2023)
S&P 500 Index*	20.38%	22.39%
Russell Midcap Index	17.94%	18.75%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Dec. 14, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 31, 2026
Updated Performance Information Location [Text Block]	Visit pgim.com/etf-fund-documents or call (888) 247-8090 or (973) 802-2093 from outside the U.S. for more recent performance data.
Net Assets	$ 19,791,367
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 81,273
Investment Company, Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 19,791,367
Number of fund holdings	51
Total advisory fees paid for the year	$ 81,273
Portfolio turnover rate for the year	126%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Insurance	9.8%
Multi-Utilities	7.0%
Banks	5.5%
Electronic Equipment, Instruments & Components	5.2%
Oil, Gas & Consumable Fuels	5.0%
Biotechnology	4.9%
Semiconductors & Semiconductor Equipment	4.8%
Electrical Equipment	4.7%
Machinery	4.4%
Energy Equipment & Services	4.1%
Software	3.8%
Trading Companies & Distributors	3.8%
Real Estate Management & Development	3.4%
Specialized REITs	3.1%
Metals & Mining	3.1%
Hotels, Restaurants & Leisure	2.5%
Communications Equipment	2.5%
Specialty Retail	2.5%
Containers & Packaging	2.5%
Industry Classification	% of Net Assets
Textiles, Apparel & Luxury Goods	2.1%
Office REITs	2.0%
Marine Transportation	1.8%
Aerospace & Defense	1.8%
Life Sciences Tools & Services	1.5%
Chemicals	1.5%
Household Durables	1.4%
Health Care Providers & Services	1.3%
Capital Markets	1.0%
Health Care Equipment & Supplies	1.0%
Consumer Staples Distribution & Retail	0.8%
Entertainment	0.7%
Affiliated Mutual Fund - Short-Term Investment	0.5%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
For the year ended August 31, 2026, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.41% in the year ended August 31, 2025, to 0.49% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on December 31, 2024.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2026 at pgim.com/investments/etfs/prospectuses-fact-sheets or by request at (800) 225-1852.

Summary of Change Legend [Text Block]
For the year ended August 31, 2026, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.41% in the year ended August 31, 2025, to 0.49% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on December 31, 2024.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM Jennison Focused Value ETF
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value ETF
Class Name	PGIM Jennison Focused Value ETF
Trading Symbol	PJFV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Jennison Focused Value ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value ETF	$68	0.59%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets generated positive returns during the reporting period despite bouts of market turbulence. Persistent inflation, evolving U.S. Federal Reserve expectations, Middle East geopolitical tensions, coupled with intermittent weakness in technology leadership, in part due to concern over artificial intelligence (AI)-related valuations, shaped investor sentiment. Additionally, a broadening of market leadership beyond mega-cap technology stocks, supported by resilient corporate earnings, bolstered value stocks, as represented by the Russell 1000 Value Index (“the Index”), which significantly outperformed growth stocks, as represented by the Russell 1000 Growth Index during the period.
■
Stock selection within financials (led by insurance and banks) and consumer discretionary (driven by household durables and automobiles) contributed the most to the Fund’s performance relative to the Index. An overweight to information technology, an underweight to consumer staples, and no exposure to real estate also added value.
■
Conversely, stock selection within information technology (especially semiconductors & semiconductor equipment), industrials (driven by aerospace & defense), energy (oil, gas & consumable fuels), and materials (especially chemicals), along with overweights to utilities and consumer discretionary, detracted the most from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	29.50%	21.38% (12/12/2022)
S&P 500 Index*	20.38%	20.05%
Russell 1000 Value Index	29.72%	16.02%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Dec. 12, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2026
Updated Performance Information Location [Text Block]	Visit pgim.com/etf-fund-documents or call (888) 247-8090 or (973) 802-2093 from outside the U.S. for more recent performance data.
Net Assets	$ 148,234,799
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 325,848
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 148,234,799
Number of fund holdings	36
Total advisory fees paid for the year	$ 325,848
Portfolio turnover rate for the year	62%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Banks	12.9%
Oil, Gas & Consumable Fuels	9.2%
Technology Hardware, Storage & Peripherals	7.6%
Semiconductors & Semiconductor Equipment	7.2%
Pharmaceuticals	6.3%
Software	6.2%
Interactive Media & Services	4.9%
Broadline Retail	4.9%
Multi-Utilities	4.7%
Machinery	3.6%
Consumer Staples Distribution & Retail	3.5%
Household Durables	3.4%
Biotechnology	2.9%
Industry Classification	% of Net Assets
Aerospace & Defense	2.8%
Affiliated Mutual Fund - Short-Term Investment	2.6%
Insurance	2.6%
Industrial Conglomerates	2.6%
Electrical Equipment	2.5%
Automobiles	2.5%
Ground Transportation	2.4%
Capital Markets	2.4%
Building Products	2.2%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
Effective July 1, 2026, the Fund’s unitary management fee was reduced from 0.75% to 0.33% of the Fund’s daily average net assets. At a meeting held on June 9-10, 2026, the Board of Trustees of the PGIM ETF Trust and the Board of Directors of The Prudential Investment Portfolios, Inc., approved an Agreement and Plan of Reorganization pursuant to which the PGIM Jennison Focused Value Fund, a series of The Prudential Investment Portfolios, Inc., will be reorganized with and into the PGIM Jennison Focused Value ETF, and the PGIM Jennison Focused Value Fund will be liquidated (such reorganization and liquidation, the “Reorganization”). The Reorganization does not require shareholder approval and is expected to close in the first quarter of 2027.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2026 at pgim.com/investments/etfs/prospectuses-fact-sheets or by request at (800) 225-1852.

Summary of Change Legend [Text Block]	Effective July 1, 2026, the Fund’s unitary management fee was reduced from 0.75% to 0.33% of the Fund’s daily average net assets.
Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM Jennison U.S. Core Equity ETF
Shareholder Report [Line Items]
Fund Name	PGIM Jennison U.S. Core Equity ETF
Class Name	PGIM Jennison U.S. Core Equity ETF
Trading Symbol	PJUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Jennison U.S. Core Equity ETF (the “Fund”) for the period of May 20, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison U.S. Core Equity ETF	$5	0.19%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets generated positive returns during the reporting period despite bouts of market turbulence. Persistent inflation, evolving U.S. Federal Reserve expectations, Middle East geopolitical tensions, coupled with intermittent weakness in technology leadership in part due to concern over artificial intelligence (AI)-related valuations, shaped investor sentiment. Additionally, a broadening of market leadership beyond mega-cap technology stocks, supported by resilient corporate earnings, bolstered value stocks, as measured by the Russell 1000 Value Index, which significantly outperformed growth stocks, as measured by the Russell 1000 Growth Index.
■
Positioning within information technology, especially security selection in select hardware and semiconductor equipment companies, along with stock selection in energy (primarily in oil & gas storage & transportation), industrials (driven by machinery), and consumer discretionary (led by automobiles) were the primary drivers of the Fund’s performance relative to its benchmark, the Russell 1000 Index (the “Index”) since the Fund’s inception on May 20, 2026.
■
Conversely, positioning within healthcare (especially no exposure to life sciences tools & services) and an overweight to communication services were the largest detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 8/31/2026
Since Inception (%)
Net Asset Value (NAV)	4.89% (5/20/2026)
S&P 500 Index*	1.68%
Russell 1000 Index	1.94%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 20, 2026
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/etf-fund-documents or call (888) 247-8090 or (973) 802-2093 from outside the U.S. for more recent performance data.
Net Assets	$ 6,817,462
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 3,576
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 6,817,462
Number of fund holdings	98
Total advisory fees paid for the period	$ 3,576
Portfolio turnover rate for the period	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.6%
Technology Hardware, Storage & Peripherals	9.2%
Interactive Media & Services	8.6%
Banks	8.4%
Software	6.6%
Oil, Gas & Consumable Fuels	4.7%
Broadline Retail	4.0%
Insurance	3.8%
Pharmaceuticals	3.0%
Ground Transportation	2.5%
Aerospace & Defense	2.4%
Machinery	2.4%
Health Care Providers & Services	2.1%
Entertainment	2.0%
Specialty Retail	1.9%
Diversified Telecommunication Services	1.6%
Communications Equipment	1.6%
Automobiles	1.6%
IT Services	1.6%
Biotechnology	1.5%
Electrical Equipment	1.3%
Industry Classification	% of Net Assets
Beverages	1.3%
Financial Services	1.2%
Consumer Staples Distribution & Retail	1.2%
Industrial REITs	0.9%
Household Durables	0.8%
Industrial Conglomerates	0.7%
Residential REITs	0.6%
Specialized REITs	0.6%
Energy Equipment & Services	0.6%
Electronic Equipment, Instruments & Components	0.5%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Multi-Utilities	0.5%
Building Products	0.5%
Others*	3.0%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/etf-fund-documents
PGIM Portfolio Ballast ETF
Shareholder Report [Line Items]
Fund Name	PGIM Portfolio Ballast ETF
Class Name	PGIM Portfolio Ballast ETF
Trading Symbol	PBL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Portfolio Ballast ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Portfolio Ballast ETF	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. equities performed strongly during the reporting period, with the S&P 500 Index returning over 20%. U.S. bonds also gained, with the Bloomberg US Government Intermediate Bond Index up 1.5%. The CBOE Volatility Index peaked at 31.1 on March 27, 2026, but finished the period slightly lower than where it began, closing at 14.9 versus 15.4 at the start of the period.
■
The Fund benefited primarily from equity market appreciation, as average equity exposure during the period was 68%, higher than the baseline 60%.
■
Fixed income exposure also added value during the period, as bonds appreciated slightly.
■
As expected, option time decay, which is the reduction in the value of an option as the time to the expiration date approaches, weighed on performance. Overall, the Fund performed as expected during the period, providing 71% participation in the S&P 500 Index.
■
The Fund invests primarily in FLEX long-term call options on the SPDR® S&P 500 ETF (SPY) and other exchange-traded funds (ETFs) designed to track the S&P 500 to implement equity exposure and provide market participation. Additionally, the Fund invests in U.S. Treasuries and cash for managing targeted duration to help reduce equity downside, and at times, uses S&P 500 index futures and U.S. Treasury futures to manage exposures to those asset classes. These exposures had a positive impact on the Fund’s performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	14.12%	13.35% (12/12/2022)
S&P 500 Index	20.38%	20.05%
Custom Blended Index	12.67%	13.33%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s
inception
date.

Performance Inception Date	Dec. 12, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/etf-fund-documents or call (888) 247-8090 or (973) 802-2093 from outside the U.S. for more recent performance data.
Net Assets	$ 79,744,404
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 343,818
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 79,744,404
Number of fund holdings	10
Total advisory fees paid for the year	$ 343,818
Portfolio turnover rate for the year	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Investment Allocation	% of Net Assets
U.S. Treasury Obligations	49.3%
Options Purchased	27.4%
Affiliated Mutual Fund - Short-Term Investment	11.1%
Unaffiliated Exchange-Traded Funds - Fixed Income	8.3%
Unaffiliated Exchange-Traded Funds - Equity	3.3%
99.4%
Other assets in excess of liabilities	0.6%
100.0%

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/etf-fund-documents
PGIM AAA CLO ETF
Shareholder Report [Line Items]
Fund Name	PGIM AAA CLO ETF
Class Name	PGIM AAA CLO ETF
Trading Symbol	PAAA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM AAA CLO ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM AAA CLO ETF	$19	0.19%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Collateralized loan obligation (CLO) AAA spreads rallied approximately 10 basis points (bps) over the reporting period. The spread-tightening environment was driven by robust demand for the asset class despite elevated supply throughout the period. The Fund outperformed its benchmark, the JP Morgan CLOIE AAA Index (the “Index”) by 8 bps over the period.
■
The following strategies contributed most to the Fund’s performance during the period: The Fund was invested entirely in AAA-rated CLO bonds. Within its AAA allocation, the Fund had a senior AAA concentration of approximately 99.95%, greater than that of the benchmark, which held approximately 96.7% senior AAAs. Overall, the portfolio’s rating composition largely matched that of the Index throughout the period.
■
The following strategies detracted from performance during the period: The Fund’s net assets increased by approximately $8.3 billion over the period, causing some marginal cash drag. As of the end of the period, the Fund had a nominal spread (carry) of approximately 3M SOFR+126, compared to the carry of the Index of approximately 3M SOFR+127.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	4.89%	6.42% (7/19/2023)
Bloomberg US Aggregate Bond Index*	1.89%	3.75%
JP Morgan CLOIE AAA Index	5.03%	6.22%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jul. 19, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/etf-fund-documents or call (888) 247-8090 or (973) 802-2093 from outside the U.S. for more recent performance data.
Net Assets	$ 12,575,406,275
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 14,782,846
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 12,575,406,275
Number of fund holdings	312
Total advisory fees paid for the year	$ 14,782,846
Portfolio turnover rate for the year	35%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	94.5
Cash/Cash Equivalents	5.5
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/etf-fund-documents
PGIM AAA CLO Aggregate Duration ETF
Shareholder Report [Line Items]
Fund Name	PGIM AAA CLO Aggregate Duration ETF
Class Name	PGIM AAA CLO Aggregate Duration ETF
Trading Symbol	AAAD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM AAA CLO Aggregate Duration ETF (the “Fund”) for the period of June 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM AAA CLO Aggregate Duration ETF	$0*	0.01%
*Amount rounds to zero.This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.

Expenses Paid, Amount	$ 0 [1]
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Collateralized loan obligation (CLO) AAA spreads rallied approximately 10 basis points (bps) over the one-year period ended August 31, 2026, providing a supportive full-year backdrop. The spread-tightening environment was driven by robust demand for the asset class despite elevated supply throughout the period. From its inception on June 1, 2026, through August 31, 2026 (the reporting period), the Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index (the “Index”) by approximately 46 bps.
■
The following strategies contributed most to the Fund’s performance during the reporting period: The Fund’s primary holding was the PGIM AAA CLO ETF (PAAA), representing approximately 96% of the Fund’s market value as of the end of the period. The remaining positions were a combination of Treasuries and derivatives used to extend duration. The Fund’s carry of SOFR+129 OAS outperformed the Index’s carry of SOFR+59 OAS.
■
The Fund’s interest rate duration at the end of the period was 5.68 years, shorter than the Index’s interest rate duration of 5.76 years. The Fund had a market value of approximately $25.8 million at the end of the period.
■
No holdings detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 8/31/2026
Since Inception (%)
Net Asset Value (NAV)	-0.31% (6/1/2026)
JP Morgan CLOIE AAA Index	1.22%
Bloomberg US Aggregate Bond Index*	-0.68%

*The Fund compares its performance against this broad-based index in response to regulatory requirements
.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jun. 01, 2026
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/etf-fund-documents or call (888) 247-8090 or (973) 802-2093 from outside the U.S. for more recent performance data.
Net Assets	$ 25,856,040
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 881
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 25,856,040
Number of fund holdings	32
Total advisory fees paid for the period	$ 881
Portfolio turnover rate for the period	0%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	100.7
Not Rated	(0.7)
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/etf-fund-documents
PGIM Active Aggregate Bond ETF
Shareholder Report [Line Items]
Fund Name	PGIM Active Aggregate Bond ETF
Class Name	PGIM Active Aggregate Bond ETF
Trading Symbol	PAB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Active Aggregate Bond ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Active Aggregate Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, fixed income credit spreads proved resilient, remaining in historically tight ranges, supported by strong earnings despite heavy artificial intelligence (AI)-related issuance and headline-driven volatility. The U.S. Federal Reserve’s (Fed) view that tariff-related inflation would be transitory combined with increasing downside risks to the labor market helped pave the way for three 25-basis-point rate cuts in the second half of 2025; however, higher energy costs and lingering tariff-related price pressures renewed inflation concerns in 2026. At the same time, U.S. economic activity continued to be supported by AI-related investment, stronger-than-expected consumption in Q2 of 2026, and a labor market that showed signs of stabilization. Although more hawkish Fed communication led markets to reprice monetary policy expectations toward a potential rate hike, the Federal Open Market Committee (FOMC) held rates steady (3.50%–3.75% target range) at the July meeting. Over the period, U.S. Treasury yields rose, and the curve bear-steepened.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”) during the period: overweights to the U.S. investment-grade corporate, AAA collateralized loan obligation (CLO), mortgage-backed securities (MBS), AAA non-agency commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors; security selection in U.S. investment-grade corporates, MBS, ABS, and emerging-market investment grade bonds; and credit positioning in technology and media & entertainment.
■
The following strategies detracted from performance relative to the Index during the period: yield curve positioning.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Net Asset Value (NAV)	2.07%	-0.23%	0.26% (4/12/2021)
Bloomberg US Aggregate Bond Index	1.89%	-0.29%	0.24%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Apr. 12, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/etf-fund-documents or call (888) 247-8090 or (973) 802-2093 from outside the U.S. for more recent performance data.
Net Assets	$ 98,399,271
Holdings Count | Holding	445
Advisory Fees Paid, Amount	$ 161,649
Investment Company, Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 98,399,271
Number of fund holdings	445
Total advisory fees paid for the year	$ 161,649
Portfolio turnover rate for the year	175%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	44.1
AA	32.8
A	6.6
BBB	8.8
Not Rated	8.5
Cash/Cash Equivalents	(0.8)
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/etf-fund-documents
PGIM ACTIVE HIGH YIELD BOND ETF
Shareholder Report [Line Items]
Fund Name	PGIM Active High Yield Bond ETF
Class Name	PGIM Active High Yield Bond ETF
Trading Symbol	PHYL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Active High Yield Bond ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Active High Yield Bond ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. high-yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by whipsawing geopolitical tensions and U.S. Federal Reserve policy expectations. With spreads now back to year-to-date tights, PGIM Credit believes risks are skewed to the downside. However, elevated rate markets and range-bound high-yield spreads create an attractive carry environment. While bouts of geopolitical-driven volatility are likely over the near term, the current fiscal and monetary outlooks are supportive for credit fundamentals and economic growth.
■
The following strategies contributed the most to the Fund’s performance relative to the Bloomberg US High Yield Very Liquid Index (the “Index”) during the period: security selection in telecom, transportation & environmental services, and retailers & restaurants; industry underweights to technology, property & casualty, and airlines; an underweight to the U.S. high-yield corporate sector; and allocations to the emerging-market high-yield corporate and AAA collateralized loan obligation sectors.
■
The following strategies detracted the most from relative performance during the period: security selection in cable & satellite, health care & pharmaceutical, and paper & packaging; industry underweights to upstream energy and media & entertainment, and an overweight to building materials & home construction; sector allocations to U.S. bank loans and U.S. investment-grade corporates.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Net Asset Value (NAV)	4.42%	3.88%	5.50% (9/24/2018)
Bloomberg US Aggregate Bond Index*	1.89%	-0.29%	1.92%
Bloomberg US High Yield Very Liquid Index	5.11%	3.97%	4.96%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Sep. 24, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/etf-fund-documents or call (888) 247-8090 or (973) 802-2093 from outside the U.S. for more recent performance data.
Net Assets	$ 1,417,215,311
Holdings Count | Holding	819
Advisory Fees Paid, Amount	$ 4,019,270
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 1,417,215,311
Number of fund holdings	819
Total advisory fees paid for the year	$ 4,019,270
Portfolio turnover rate for the year	76%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	2.2
AA	0.1
A	0.1
BBB	7.3
BB	55.0
B	27.4
CCC	6.6
D	0.2
Not Rated	1.5
Cash/Cash Equivalents	(0.5)
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/etf-fund-documents
PGIM Corporate Bond 0-5 Year ETF
Shareholder Report [Line Items]
Fund Name	PGIM Corporate Bond 0-5 Year ETF
Class Name	PGIM Corporate Bond 0-5 Year ETF
Trading Symbol	PCS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Corporate Bond 0-5 Year ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond 0-5 Year ETF	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the Federal Open Market Committee (FOMC) cut rates three times in the second half of 2025, lowering the federal funds target range to 3.50%–3.75%. In 2026, increasingly hawkish communication from the U.S. Federal Reserve (Fed) prompted markets to shift from pricing a potential rate cut toward the possibility of a rate hike. Real GDP slowed to 1.5% annualized in the second quarter of 2026 from 3.8% a year earlier, though activity remained supported by artificial intelligence (AI)-related investment, resilient consumption, and a stabilizing labor market. U.S. corporates fundamentals were also supported by strong second quarter earnings, while demand remained firm despite heavy AI-related issuance and headline-driven volatility, leading Bloomberg US Corporate Investment Grade Index spreads to widen modestly.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US Corporate 0-5 Year Index (the “Index”) during the period: security selection in U.S. investment-grade corporates, and credit positioning in media & entertainment, technology, and banking.
■
Sector positioning in the U.S. investment-grade corporate sector detracted the most from the Fund’s relative performance.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used financial futures to help manage duration positioning and yield curve exposure. Positions in financial futures contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	3.07%	3.71% (7/29/2025)
Bloomberg US Aggregate Bond Index*	1.89%	2.87%
Bloomberg US Corporate 0-5 Year Index	3.04%	3.72%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the
Fund
since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jul. 29, 2025
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/etf-fund-documents or call (888) 247-8090 or (973) 802-2093 from outside the U.S. for more recent performance data.
Net Assets	$ 639,004,492
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 772,149
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 639,004,492
Number of fund holdings	304
Total advisory fees paid for the year	$ 772,149
Portfolio turnover rate for the year	75%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	1.5
AA	15.6
A	35.8
BBB	44.6
Cash/Cash Equivalents	2.6
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/etf-fund-documents
PGIM Corporate Bond 5-10 Year ETF
Shareholder Report [Line Items]
Fund Name	PGIM Corporate Bond 5-10 Year ETF
Class Name	PGIM Corporate Bond 5-10 Year ETF
Trading Symbol	PCI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Corporate Bond 5-10 Year ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond 5-10 Year ETF	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the Federal Open Market Committee (FOMC) cut rates three times in the second half of 2025, lowering the federal funds target range to 3.50%–3.75%. In 2026, increasingly hawkish communication from the U.S. Federal Reserve (Fed) prompted markets to shift from pricing a potential rate cut toward the possibility of a rate hike. Real GDP slowed to 1.5% annualized in the second quarter of 2026 from 3.8% a year earlier, though activity remained supported by artificial intelligence (AI)-related investment, resilient consumption, and a stabilizing labor market. U.S. corporates fundamentals were also supported by strong second quarter earnings, while demand remained firm despite heavy AI-related issuance and headline-driven volatility, leading Bloomberg US Corporate Investment Grade Index spreads to widen modestly.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US Corporate 5-10 Year Index (the “Index”) during the period: security selection in U.S. investment-grade corporates; credit positioning in media & entertainment, banking, consumer non-cyclicals, automotives, and property & casualty; and an overweight to the U.S. investment-grade corporate sector.
■
During the period, the Fund’s yield curve positioning detracted most from performance.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used futures to help manage duration positioning and yield curve exposure. These positions contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	2.03%	2.95% (7/29/2025)
Bloomberg US Aggregate Bond Index*	1.89%	2.87%
Bloomberg US Corporate 5-10 Year Index	1.93%	3.01%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jul. 29, 2025
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/etf-fund-documents or call (888) 247-8090 or (973) 802-2093 from outside the U.S. for more recent performance data.
Net Assets	$ 527,141,797
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 907,129
Investment Company, Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 527,141,797
Number of fund holdings	282
Total advisory fees paid for the year	$ 907,129
Portfolio turnover rate for the year	88%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	2.6
AA	15.6
A	38.8
BBB	41.9
Cash/Cash Equivalents	1.1
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/etf-fund-documents
PGIM CORPORATE BOND 10+ YEAR ETF
Shareholder Report [Line Items]
Fund Name	PGIM Corporate Bond 10+ Year ETF
Class Name	PGIM Corporate Bond 10+ Year ETF
Trading Symbol	PCL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Corporate Bond 10+ Year ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond 10+ Year ETF	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the Federal Open Market Committee (FOMC) cut rates three times in the second half of 2025, lowering the federal funds target range to 3.50%–3.75%. In 2026, increasingly hawkish communication from the U.S. Federal Reserve (Fed) prompted markets to shift from pricing a potential rate cut toward the possibility of a rate hike. Real GDP slowed to 1.5% annualized in the second quarter of 2026 from 3.8% a year earlier, though activity remained supported by artificial intelligence (AI)-related investment, resilient consumption, and a stabilizing labor market. U.S. corporates fundamentals were also supported by strong second quarter earnings, while demand remained firm despite heavy AI-related issuance and headline-driven volatility, leading Bloomberg US Corporate Investment Grade Index spreads to widen modestly.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US Corporate 10+ Year Index (the “Index”) during the period: security selection in U.S. investment-grade corporates and U.S. Treasuries; credit positioning in upstream energy, banking, healthcare & pharmaceuticals, property & casualty, media & entertainment, life insurance, cable & satellite, midstream energy, aerospace & defense, and capital goods; yield curve positioning; and an overweight to the taxable municipal bond sector.
■
The following strategies detracted from relative performance during the period: an overweight to the U.S. investment-grade corporate sector; credit positioning in technology and telecom; security selection in taxable municipal bonds; and duration positioning.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used futures to help manage duration positioning and yield curve exposure. These positions contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	1.00%	1.32% (7/29/2025)
Bloomberg US Aggregate Bond Index*	1.89%	2.87%
Bloomberg US Corporate 10+ Year Index	0.89%	1.44%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jul. 29, 2025
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/etf-fund-documents or call (888) 247-8090 or (973) 802-2093 from outside the U.S. for more recent performance data.
Net Assets	$ 72,710,321
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 189,144
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 72,710,321
Number of fund holdings	172
Total advisory fees paid for the year	$ 189,144
Portfolio turnover rate for the year	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	10.5
AA	23.5
A	34.7
BBB	31.1
Cash/Cash Equivalents	0.2
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/etf-fund-documents
PGIM FLOATING RATE INCOME ETF
Shareholder Report [Line Items]
Fund Name	PGIM Floating Rate Income ETF
Class Name	PGIM Floating Rate Income ETF
Trading Symbol	PFRL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Floating Rate Income ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income ETF	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. leveraged loans generated positive total returns over the reporting period, as overall fundamentals held firm against deteriorating technicals and ongoing elevated dispersion driven by renewed concerns over artificial intelligence (AI)-related disruption in software-related issuers. PGIM Credit expects total returns of 5% in 2026 as the demand dispersion between mid- to high-quality loans and those rated lower is likely to persist. PGIM Credit maintains the view that carry will be the primary driver of performance, but tempered by downward pressure from repricing transactions, elevated credit environment concerns, and potential technical pressures if net new issuance accelerates.
■
The following contributed the most to the Fund’s performance relative to the S&P UBS Leveraged Loan Index (the “Index”) during the period: security selection in the banking, consumer non-cyclical, and healthcare & pharmaceutical industries; allocations to the U.S. high-yield corporate, AA collateralized loan obligation, and U.S. investment-grade credit sectors; and underweights to the technology and automotive industries, and an overweight to REITs. The market risk of the portfolio was higher than the Index over the period, which also contributed.
■
The following detracted the most from the Fund’s relative performance during the period: security selection in the automotive, property & casualty, and building materials & home construction industries; an underweight to the U.S. bank loans sector and the retailers & restaurants and media & entertainment industries; and an overweight to the chemicals industry.
■
The Fund held interest rate futures and swaps to help manage the portfolio’s duration and yield curve exposure and to reduce its sensitivity to changes in the levels of interest rates. Overall, this strategy had a positive impact on performance during the period. The Fund also participated in credit default swaps to increase or reduce credit risk. This strategy had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	5.77%	7.96% (5/17/2022)
Bloomberg US Aggregate Bond Index*	1.89%	2.09%
S&P UBS Leveraged Loan Index	4.87%	7.62%

*The Fund compares its performance against this broad-based index in response to regulatory requiremen ts
.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 17, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/etf-fund-documents or call (888) 247-8090 or (973) 802-2093 from outside the U.S. for more recent performance data.
Net Assets	$ 125,498,052
Holdings Count | Holding	462
Advisory Fees Paid, Amount	$ 768,185
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 125,498,052
Number of fund holdings	462
Total advisory fees paid for the year	$ 768,185
Portfolio turnover rate for the year	51%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	0.8
AA	11.4
A	3.2
BBB	12.5
BB	25.9
B	39.5
CCC	2.0
Not Rated	4.0
Cash/Cash Equivalents	0.8
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/etf-fund-documents
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF
Shareholder Report [Line Items]
Fund Name	PGIM Municipal Income Opportunities ETF
Class Name	PGIM Municipal Income Opportunities ETF
Trading Symbol	PMIO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Municipal Income Opportunities ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Municipal Income Opportunities ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the Bloomberg Municipal Bond Index generated positive total returns, with intermediate bonds leading performance. Following three 25-basis-point rate cuts in 2025, the U.S. Federal Reserve (Fed) adopted a more hawkish tone in 2026 as inflation concerns rose amid geopolitical tensions that put upward pressure on oil prices and renewed tariff escalations. Municipal-to-Treasury ratios richened — particularly in the second quarter of 2026 as investors reassessed the possibility of a rate hike — but cheapened in July and August as rate volatility increased and supply remained elevated. Against this backdrop, credit fundamentals were supported by resilient consumer spending, robust capital and business investment, and continued tax revenue generation.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1-15 Year Municipal Index (the “Index”) during the period: an underweight in city & county school districts, and an overweight in industrials, particularly waste and recycling.
■
The following detracted most from the Fund’s performance relative to the Index during the period: an underweight to education and an overweight to housing.
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positioning in futures had a negligible impact on performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	4.43%	4.15% (6/14/2024)
Bloomberg Municipal Bond Index*	4.12%	3.31%
Bloomberg 1-15 Year Municipal Index	2.88%	3.53%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jun. 14, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/etf-fund-documents or call (888) 247-8090 or (973) 802-2093 from outside the U.S. for more recent performance data.
Net Assets	$ 50,131,888
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 100,070
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 50,131,888
Number of fund holdings	113
Total advisory fees paid for the year	$ 100,070
Portfolio turnover rate for the year	36%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	5.2
AA	39.7
A	20.8
BBB	12.1
BB	5.4
Not Rated	18.7
Cash/Cash Equivalents	(1.8)
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/etf-fund-documents
PGIM SECURITIZED INCOME ETF
Shareholder Report [Line Items]
Fund Name	PGIM Securitized Income ETF
Class Name	PGIM Securitized Income ETF
Trading Symbol	PINC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Securitized Income ETF (the “Fund”) for the period of June 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Income ETF	$10	0.39%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Securitized credit spreads were flat to modestly tighter over the one-year period ended August 31, 2026, as the asset class was resilient to broader, macro volatility. From its inception on June 1, 2026, through August 31, 2026 (the reporting period), the Fund outperformed its benchmark, the Bloomberg US Treasury 1-5 Year Index (the “Index”) by approximately 37 basis points (bps).
■
The following strategies contributed most to the Fund’s relative performance during the reporting period: commercial mortgage-backed securities single asset/single borrower contributed 10 bps of excess return and accounted for roughly 24% of the Fund’s NAV; asset-backed securities contributed 3 bps of excess return and accounted for roughly 13% of the Fund’s NAV; collateralized loan obligations contributed 18 bps of excess return and accounted for roughly 25% of the Fund’s NAV; and non-agency residential mortgage-backed securities contributed 2 bps of excess return and accounted for roughly 23% of the Fund’s NAV.
■
The Fund had a market value of approximately $24.9 million at the end of the period.
■
No holdings detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 8/31/2026
Since Inception (%)
Net Asset Value (NAV)	0.67% (6/1/2026)
Bloomberg US Aggregate Bond Index*	-0.68%
Bloomberg US Treasury 1-5 Year Index	0.19%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jun. 01, 2026
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/etf-fund-documents or call (888) 247-8090 or (973) 802-2093 from outside the U.S. for more recent performance data.
Net Assets	$ 24,867,811
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 24,310
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 24,867,811
Number of fund holdings	105
Total advisory fees paid for the period	$ 24,310
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	22.0
AA	27.5
A	22.1
BBB	23.7
BB	4.7
Not Rated	(0.1)
Cash/Cash Equivalents	0.1
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/etf-fund-documents
PGIM SHORT DURATION HIGH YIELD ETF
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration High Yield ETF
Class Name	PGIM Short Duration High Yield ETF
Trading Symbol	PSH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Short Duration High Yield ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield ETF	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. high-yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by whipsawing geopolitical tensions and U.S. Federal Reserve policy expectations. With spreads now back to year-to-date tights, PGIM Credit believes risks are skewed to the downside. However, elevated rate markets and range-bound high-yield spreads create an attractive carry environment. While bouts of geopolitical-driven volatility are likely over the near term, the current fiscal and monetary outlooks are supportive for credit fundamentals and economic growth.
■
The following strategies contributed the most to the Fund’s performance relative to the Bloomberg 1-3 Year High Yield Corporate 1% Capped
Index (the “Index”) during the period: security selection in paper & packaging, media & entertainment, and chemicals; industry underweight to cable & satellite and overweight to upstream energy; sector underweight to U.S. high-yield corporates; and an allocation to AAA-rated collateralized loan obligations.
■
The following strategies detracted the most from relative performance during the period: security selection in cable & satellite, property &
casualty, and REITs; industry underweights to technology and chemicals, and an overweight to building materials & home construction; and a sector allocation to U.S. bank loans.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions had a modestly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	4.14%	6.83% (12/14/2023)
Bloomberg US Aggregate Bond Index*	1.89%	4.36%
Bloomberg 1-3 Year High Yield Corporate 1% Capped Index	4.71%	8.02%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Dec. 14, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/etf-fund-documents or call (888) 247-8090 or (973) 802-2093 from outside the U.S. for more recent performance data.
Net Assets	$ 185,882,931
Holdings Count | Holding	474
Advisory Fees Paid, Amount	$ 576,404
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 185,882,931
Number of fund holdings	474
Total advisory fees paid for the year	$ 576,404
Portfolio turnover rate for the year	57%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	9.4
AA	0.2
BBB	8.6
BB	46.5
B	23.0
CCC	7.1
D	0.1
Not Rated	1.1
Cash/Cash Equivalents	4.1
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/etf-fund-documents
PGIM SHORT DURATION MULTI-SECTOR BOND ETF
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Multi-Sector Bond ETF
Class Name	PGIM Short Duration Multi-Sector Bond ETF
Trading Symbol	PSDM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Short Duration Multi-Sector Bond ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, fixed income credit spreads proved resilient, remaining in historically tight ranges, supported by strong earnings despite heavy artificial intelligence (AI)-related issuance and headline-driven volatility. The U.S. Federal Reserve’s (Fed) view that tariff-related inflation would be transitory combined with increasing downside risks to the labor market helped pave the way for three 25-basis-point rate cuts in the second half of 2025; however, higher energy costs and lingering tariff-related price pressures renewed inflation concerns in 2026. At the same time, U.S. economic activity continued to be supported by AI-related investment, stronger-than-expected consumption in Q2 of 2026, and a labor market that showed signs of stabilization. Although more hawkish Fed communication led markets to reprice monetary policy expectations toward a potential rate hike, the Federal Open Market Committee (FOMC) held rates steady (3.50%–3.75% target range) at the
July meeting. Over the period, U.S. Treasury yields rose, and the curve bear-steepened.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year Index (the
“Index”) during the period: having more market risk (on average) over the period than the Index; overweights to the AAA collateralized loan obligation (CLO), emerging-market high yield, mortgage-backed securities (MBS), AAA non-agency commercial mortgage-backed securities
(CMBS), and U.S. high yield corporate sectors; security selection in non-agency MBS, U.S. investment-grade corporates, and U.S. high yield corporates; and credit positioning in media & entertainment, upstream energy, healthcare & pharmaceuticals, automotives, midstream energy, and gaming/lodging/leisure.
■
The following strategies detracted from relative performance during the period: duration and yield curve positioning; security selection in emerging-market high yield bonds; an overweight to the U.S. investment-grade corporate sector; and credit positioning in telecom, cable &
satellite, and technology.
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the period, the Fund used swaps, options, and futures to help manage duration positioning, yield curve exposure, and credit risk. In aggregate, these positions contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	3.16%	5.59% (7/19/2023)
Bloomberg US Aggregate Bond Index*	1.89%	3.75%
Bloomberg US Government/Credit 1-3 Year Index	2.69%	4.51%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jul. 19, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/etf-fund-documents or call (888) 247-8090 or (973) 802-2093 from outside the U.S. for more recent performance data.
Net Assets	$ 229,294,678
Holdings Count | Holding	743
Advisory Fees Paid, Amount	$ 656,209
Investment Company, Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 229,294,678
Number of fund holdings	743
Total advisory fees paid for the year	$ 656,209
Portfolio turnover rate for the year	101%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	61.8
AA	13.0
A	5.8
BBB	10.1
BB	5.3
B	2.6
CCC	0.2
C	0.1
Not Rated	4.0
Cash/Cash Equivalents	(2.7)
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/etf-fund-documents
PGIM TOTAL RETURN BOND ETF
Shareholder Report [Line Items]
Fund Name	PGIM Total Return Bond ETF
Class Name	PGIM Total Return Bond ETF
Trading Symbol	PTRB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Total Return Bond ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond ETF	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, fixed income credit spreads proved resilient, remaining in historically tight ranges, supported by strong earnings despite heavy artificial intelligence (AI)-related issuance and headline-driven volatility. The U.S. Federal Reserve’s (Fed) view that tariff-related inflation would be transitory combined with increasing
downside
risks to the labor market helped pave the way for three 25-basis-point rate cuts in the second half of 2025; however, higher energy costs and lingering tariff-related price pressures renewed inflation concerns in 2026. At the same time, U.S. economic activity continued to be supported by AI-related investment, stronger-than-expected consumption in Q2 of 2026, and a labor market that showed signs of stabilization. Although more hawkish Fed communication led markets to reprice monetary policy expectations toward a potential rate hike, the Federal Open Market Committee (FOMC) held rates steady (3.50%–3.75% target range) at the
July meeting. Over the period, U.S. Treasury yields rose, and the curve bear-steepened.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”) during the period: overweights to the emerging-market high yield, U.S. investment-grade corporate, AAA collateralized loan obligation (CLO), and AAA non-agency commercial mortgage-backed securities (CMBS) sectors; security selection in U.S. investment-grade corporates, non-agency mortgage-backed securities (MBS), MBS, and U.S. high-yield corporates; and credit positioning in media & entertainment, midstream energy, healthcare & pharmaceuticals, automotives, gaming/lodging/leisure, and banking.
■
The following strategies detracted from relative performance during the period: duration and yield curve positioning, security selection in emerging-market high yield, and credit positioning in chemicals.
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the period, the Fund used swaps, forwards, options, and futures to help manage duration positioning, yield curve exposure, and credit risk. In aggregate, these positions contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	2.12%	0.22% (12/2/2021)
Bloomberg US Aggregate Bond Index	1.89%	-0.17%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Dec. 02, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/etf-fund-documents or call (888) 247-8090 or (973) 802-2093 from outside the U.S. for more recent performance data.
Net Assets	$ 1,156,565,930
Holdings Count | Holding	1,331
Advisory Fees Paid, Amount	$ 4,034,526
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 1,156,565,930
Number of fund holdings	1,331
Total advisory fees paid for the year	$ 4,034,526
Portfolio turnover rate for the year	89%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	47.3
AA	21.8
A	8.2
BBB	12.5
BB	4.6
B	3.0
CCC	0.3
C	0.1
Not Rated	4.8
Cash/Cash Equivalents	(2.6)
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/etf-fund-documents
PGIM ULTRA SHORT BOND ETF
Shareholder Report [Line Items]
Fund Name	PGIM Ultra Short Bond ETF
Class Name	PGIM Ultra Short Bond ETF
Trading Symbol	PULS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Ultra Short Bond ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Ultra Short Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the U.S. Federal Reserve (Fed) paused its easing cycle, which included three rate cuts in the second half of 2025, lowering the federal funds target range to 3.50%–3.75% for the remainder of the period
. The pause reflected concerns that an oil supply shock
stemming from heightened
geopolitical
tensions could add to inflationary pressures, even as domestic labor market data softened. That stated,
U.S. economic activity remained supported by artificial intelligence (AI)-related investment and stronger-than-expected consumer spending, particularly in the second quarter of 2026. As Fed communications became more hawkish, markets shifted from pricing in a potential rate cut towards a potential rate hike. The U.S. Treasury yield curve steepened over the period, with the three-month Treasury bill yield declined from
4.51% to 3.83%. In addition, the Secured Overnight Financing Rate (SOFR) also fell, declining from 4.34% to 3.68%.
■
The following strategies contributed most to the Fund’s performance relative to the ICE BofA US 3-Month Treasury Bill Index (the “Index”)
during the period: allocations to high-quality collateralized loan obligations (CLOs), short-term investment grade corporates, and AAA non-agency commercial mortgage-backed securities (CMBS). Within credit, positioning in banking and automotives contributed the most to performance.
■
There were no material detractors from relative performance during the period.
■
During the period, the Fund used interest rate swaps and futures to help manage duration positioning and yield curve exposure. These instruments allowed the Fund to capture higher yields available farther out on the short-term portion of the yield curve and in spread-sector assets versus U.S. Treasuries, while mitigating interest rate risk. Overall, these positions contributed to performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Net Asset Value (NAV)	4.32%	4.30%	3.37% (4/5/2018)
Bloomberg US Aggregate Bond Index*	1.89%	-0.29%	1.79%
ICE BofA US 3-Month Treasury Bill Index	3.71%	3.65%	2.69%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years
of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Apr. 05, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/etf-fund-documents or call (888) 247-8090 or (973) 802-2093 from outside the U.S. for more recent performance data.
Net Assets	$ 18,780,717,679
Holdings Count | Holding	832
Advisory Fees Paid, Amount	$ 21,861,825
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$18,780,717,679
Number of fund holdings	832
Total advisory fees paid for the year	$21,861,825
Portfolio turnover rate for the year	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	35.1
AA	23.7
A	19.6
BBB	20.1
Cash/Cash Equivalents	(0.6)
Other	2.1
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/etf-fund-documents
PGIM ULTRA SHORT MUNICIPAL BOND ETF
Shareholder Report [Line Items]
Fund Name	PGIM Ultra Short Municipal Bond ETF
Class Name	PGIM Ultra Short Municipal Bond ETF
Trading Symbol	PUSH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Ultra Short Municipal Bond ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/etf-fund-documents. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the U.S.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/etf-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Ultra Short Municipal Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the Bloomberg Municipal Bond Index generated positive total returns, with intermediate bonds leading performance. Following three 25-basis-point rate cuts in 2025, the U.S. Federal Reserve (Fed) adopted a more hawkish tone in 2026 as inflation concerns rose amid geopolitical tensions that put upward pressure on oil prices and renewed tariff escalations. Municipal-to-Treasury ratios richened — particularly in the second quarter of 2026 as investors reassessed the possibility of a rate hike — but cheapened in July and
August as rate volatility increased and supply remained elevated. That said, resilient consumer spending, robust capital and business investment, and continued tax revenue generation supported municipal credit fundamentals.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1 Year Municipal Bond Index (the “Index”) during the period: security selection in transportation, driven by an underweight in bridges/tolls/tunnels; and an overweight in housing. The Fund also benefited from +100 basis points of higher yield than the Index, allowing for higher carry return.
■
The following detracted most from relative performance during the period: the Fund’s modest yield curve flattener as the muni curve steepened;
and an overweight to the non-
profit
sector
.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	3.03%	3.70% (6/24/2024)
Bloomberg Municipal Bond Index*	4.12%	2.72%
Bloomberg 1 Year Municipal Bond Index	2.36%	3.21%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end t
o
the Fund’s inception date.

Performance Inception Date	Jun. 24, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/etf-fund-documents or call (888) 247-8090 or (973) 802-2093 from outside the U.S. for more recent performance data.
Net Assets	$ 125,702,960
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 106,879
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$125,702,960
Number of fund holdings	323
Total advisory fees paid for the year	$106,879
Portfolio turnover rate for the year	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	15.5
AA	36.7
A	27.9
BBB	9.0
BB	0.6
Not Rated	8.0
Cash/Cash Equivalents	2.4
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/etf-fund-documents

[1]	Amount rounds to zero.This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.